ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Apr. 30, 2026
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
5.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of April 30, 2026, 2025 and 2024, accrued expenses and other current liabilities consisted of the following:

	2026	2025	2024
Other accrued expenses	$-	$86,795	$46,218
Accrued staff costs (1)	102,948	52,953	25,000
Other payables	14,230	96	96
Total	$117,178	$139,844	$71,314

(1)	Included accrued payroll payable to Mr. WEI Xiao, a related party, of US$75,000, US$50,000 and US$25,000 as of April 30, 2026, 2025 and 2024, respectively. The balances were unsecured, interest-free, had no fixed terms of repayment and were non-trade in nature.